Lease obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Schedule of lease obligations
$
Balance - January 1, 2019	183,424
Add: Interest Expense	11,480
Less: Lease Payments	(42,285)
Balance - December 31, 2019	152,619
Add: Interest Expense	10,367
Less: Lease Payments	(39,993)
Effects of foreign exchange	2,969
Balance - December 31, 2020	125,962
Additions	179,755
Add: Interest Expense	9,349
Less: Lease Payments	(57,566)
Effects of foreign exchange	(2,144)
Balance - December 31, 2021	255,356
Current	124,311
Non-current	131,045
Balance - December 31, 2021	255,356

Schedule of maturity analysis of operating lease payments
$
Less than one year	136,318
One to two years	138,862
Thereafter	-
Total undiscounted lease payments payable	275,180
Less: impact of present value	(19,824)
Balance - December 31, 2021	255,356